Warranty Liability (Tables)	12 Months Ended
Mar. 31, 2024
Warranty Provision Abstract
Disclosure of warranty liability [Table Text Block]
	Year ended	Year ended
	March 31, 2024	March 31, 2023

Opening balance	$2,077,749	$1,042,983
Warranty additions	1,343,838	1,375,673
Warranty disbursements	(774,174)	(339,349)
Warranty expiry	(147,108)	-
Foreign exchange translation	(416)	(1,558)
Total	$2,499,890	$2,077,749

Current portion	$750,806	$535,484
Long term portion	1,749,084	1,542,265
Total	$2,499,890	$2,077,749